FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         (a)

         or fiscal year ending:   12/31/2003                  (b)

Is this a transition report? (Y/N):                                            N

Is this an amendment to a previous filing? (Y/N):                              N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name: American Skandia Life Assurance Corporation
            Separate Account F

         B. File Number: 811-08447

         C. Telephone Number: (203) 926-1888

2.       A. Street: One Corporate Drive, 10th Floor

         B. City: Shelton             C. State: CT            D. Zip Code: 06484

         E. Zip Ext.: 0883

         F. Foreign County                 Foreign Postal Code:

3.       Is this first filing on this form by Registrant: (Y/N)                N

4.       Is this the last filing on this form by Registrant: (Y/N)             N

5.       Is Registrant a small business investment company (SBIC)?
         (Y/N)                                                                 N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is  Registrant  a unit  investment  trust  (UIT)?  (Y/N)              Y
         [If answer is "Y" (Yes), complete only items 111 through 132.]

7.       A.    Is Registrant a series or multiple portfolio company? (Y/N)
               [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?

         C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF

PAGE NUMBER:47

For period ending 12/31/2003
File number 811-08447

THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                 Is this the
Series                                                           last filing
Number                       Series Name                       for This Series?
---------         --------------------------------------       ----------------
   1                                                                  Y/N

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name: American Skandia Life Assurance Corporation

     B. [/] File Number (If any):

     C. [/] City: Shelton   State: CT       Zip Code: 06484    Zip Ext.: 0883

        Foreign County:                     Foreign Postal Code:

111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C. [/] City:           State:          Zip Code:          Zip Ext.:

        Foreign County:                     Foreign Postal Code:


112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:             State:        Zip Code:            Zip Ext.:

            Foreign County:                 Foreign Postal Code:


112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C. [/] City:             State:        Zip Code:            Zip Ext.:

            Foreign County:                 Foreign Postal Code:

For period ending 12/31/2003
File number 811-08447

113. A. [/] Trustee Name:

     B. [/] City:         State:             Zip Code:             Zip Ext.:

            Foreign County:                  Foreign Postal Code:


113. A. [/] Trustee Name:

     B. [/] City:         State:             Zip Code:             Zip Ext.:

            Foreign County:                  Foreign Postal Code:


114. A. [/] Principal Underwriter Name:

     B. [/] File Number (If any):

     C. [/] City:         State:               Zip Code:            Zip Ext.:

                          Foreign County:      Foreign Postal Code:


114. A. [/] Principal Underwriter Name:

         B. [/] File Number (If any):

         C. [/] City:      State:               Zip Code:           Zip Ext.:

                           Foreign County:      Foreign Postal Code:


115. A. [/] Independent Public Accountant Name: PricewaterhouseCoopers

         B. [/] City: Hartford   State: CT     Zip Code: 06103    Zip Ext.:

                           Foreign County:      Foreign Postal Code:


115. A. [/] Independent Public Accountant Name:

         B. [/] City:      State:               Zip Code:            Zip Ext.:

                           Foreign County:      Foreign Postal Code:

PAGE NUMBER:48

For period ending 12/31/2003
File number 811-08447

116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)      N

     B. [/] Identify the family in 10 letters:

(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)    Y

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B. [/] Variable annuity contracts? (Y/N)                                  N

     C. [/] Scheduled premium variable life contracts?  (Y/N)                  N

     D. [/] Flexible premium variable life contracts? (Y/N)                    Y

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)                                      N

118.   [/]  State the number of series existing at the end of the period that
            had securities registered under the Securities Act of 1933         1

119.   [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
            during the period                                                  0

120.   [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)  $0

121.   [/]  State the number of series for which a current prospectus
            was in existence at the end of the period                          1

122.   [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
            during the current period                                          0

PAGE NUMBER:49

For period ending 12/31/2003
File number 811-08447

123.   [/]  State the total value of the additional units considered in
            answering item 122 ($000's omitted)                               $0


124.   [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
            current period (the value of these units is to be
            measured on the date they were placed in the subsequent series)
            ($000's omitted)                                                  $0

125.   [/]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
            principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
            ($000's omitted)                                                  $0

126.   Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
       Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
       series.) ($000's omitted)                                              $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                              Number of Series      Total Assets        Total Income
                                                                 Investing        ($000's omitted)     Distributions
                                                                                                      ($000's omitted)
       A. U.S. Treasury direct issue
       B. U.S. Government  agency
       C. State and municipal tax-free
       D. Public utility debt
       E. Brokers or dealers debt or debt of
          brokers' or dealers' parent
       F. All other corporate intermediate &
          long-term debt
       G. All other corporate short-term debt
       H. Equity securities of brokers
          or dealers or parents of brokers or dealers
       I. Investment company equity securities
       J. All other equity securities                                 1             $ 116,812               $1,169
       K. Other securities
       L. Total assets of all series of Registrant                    1             $ 116,812               $1,169

PAGE NUMBER:50

For period ending 12/31/2003
File number 811-08447

128.   [/]  Is the timely  payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the  current  period  insured or  guaranteed  by an
            entity other than the issuer? (Y/N)                                N

            [If answer is "N" (No), go to item 131.]

129.   [/]  Is the  issuer  of any  instrument  covered  in  item  128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

            [If answer is "N" (No), go to item 131.]

130.   [/]  In  computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.        Total expenses incurred by all series of Registrant during
            the current reporting period ($000's omitted)                $ 4,192

132.   [/]  List the  "811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in the filing.

            811-08447         811-                811-                      811-
            811-              811-                811-                      811-
            811-              811-                811-                      811-
            811-              811-                811-                      811-
            811-              811-                811-                      811-
            811-              811-                811-                      811-
            811-              811-                811-                      811-
            811-              811-                811-                      811-

This report is signed on behalf of the depositor, American Skandia Life Assurance Corporation, in the Town of Shelton, County of Fairfield, and the State of Connecticut for the registrant, AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

BY:  American Skandia Life Assurance Corporation


--------------------------------------------------------------
Michael Bohm
Controller

WITNESS:


---------------------------------------------------------------